Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 31,301,957	$ 17,676,885
Restricted cash	325,000	2,425,000
Trade receivables, net	8,536,240	2,060,453
Other receivables	599,988	729,766
Prepaid expenses	549,276	445,604
Due from related parties	146,051	2,508,195
Inventories	1,145,243	920,013
Loan to affiliate	0	4,000,000
Marketable securities	1,616,329	567,288
Total current assets	44,220,084	31,333,204
Fixed assets
Vessels, net	306,135,916	298,376,440
Advances for vessels under construction	45,209,166	49,592,684
Other fixed assets, net	595,840	497,619
Total fixed assets, net	351,940,922	348,466,743
Investment in affiliate	11,309,375	19,987,743
Loan to affiliate	0	10,000,000
Interest rate swaps	87,295	0
Other assets	2,303,304	2,602,212
Restricted cash	9,685,000	7,585,000
Total Assets	419,545,980	419,974,902
Current liabilities
Trade accounts payable	2,543,468	2,597,253
Accrued expenses	2,054,903	2,109,952
Due to related parties	82,074	84,705
Interest rate swaps	980,465	1,185,719
Deferred income	737,251	1,567,007
Current portion of long-term debt	17,257,750	14,427,250
Total current liabilities	23,655,911	21,971,886
Long-term liabilities
Long-term debt	162,857,176	181,114,926
Interest rate swaps	382,116	1,367,577
Total long-term liabilities	163,239,292	182,482,503
Total Liabilities	186,895,203	204,454,389
Commitments and Contingencies	0	0
Shareholders' Equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 11,001,403 and 17,669,442 issued and outstanding at December 31, 2012 and 2013, respectively	17,669	11,001
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	493,803,591	460,094,256
Accumulated other comprehensive loss	(259,811)	(627,104)
Accumulated deficit	(260,910,672)	(243,957,640)
Total Shareholders' Equity	232,650,777	215,520,513
Total Liabilities and Shareholders' Equity	$ 419,545,980	$ 419,974,902